Loans Receivable, Net	6 Months Ended
Mar. 31, 2024
Loans Receivable, Net [Abstract]
LOANS RECEIVABLE, NET

NOTE 5 — LOANS RECEIVABLE, NET

Loans receivable, net consisted of the following:

	March 31, 2024	September 30, 2023
	(Unaudited)
Wuyuan Yangyang Culture Media Studio (“Yangyang”)(a)	$—	$287,829
Hanning Jin(c)	9,002	—
DXPROMISING HOLDING CO., LTD(d)	4,685,998	—
Moxing Shangxing (Beijing) Technology Co., Ltd(e)	261,070	—
SHH Holding (Hong Kong) Limited(f)	200,000	—
	5,156,070	287,829
Less: allowance for doubtful accounts	—	—
Total loans receivable, net – current	$5,156,070	$287,829
Pingnan Motian Culture Media Studio (“Pingnan”)(b)	$—	$438,596
Hanning Jin(c)	—	8,909
	$—	$447,505
Less: allowance for doubtful accounts	—	—
Total loans receivable, net – noncurrent	$—	$447,505
Total loans receivable, net	$5,156,070	$735,334

(a)	On June 28, 2022, Global Mofy China renewed the loan agreement with Yangyang to extend the loan term of the loan receivable balance of $295,213 (or RMB2,100,000) for its working capital needs for one year and interest rate remained the original fixed rate of 5.2% per annum. On June 28, 2023, Global Mofy China renewed the loan with Yangyang for one year at an annual rate of 5.2%. The loan was fully collected in January 2024.

(b)	On October 20, 2022, Global Mofy China renewed the loan agreement with Pingnan to extend the loan term of the loan receivable balance of $449,849 (or RMB3,200,000) for its working capital needs for one year and interest rate remained the original fixed rate of 5.2% per annum. On October 20, 2023, Global Mofy China renewed the loan with Pingnan for one year at an annual rate of 5.2%. The loan was fully collected in January 2024.

(c)	On January 14, 2023, Global Mofy China renewed the interest-free loan agreement with Hanning Jin to extend the loan term of the loan receivable balance of $9,137 (or RMB65,000) for one year. In January 2024, Global Mofy China renewed the interest-free loan with Hanning Jin for one year.

(d)	On October 1, 2023, Global Mofy Cayman entered into a loan agreement with a third party, DXPROMISING HOLDING CO., LTD (“DXPROMISING”) to lend the maximum amount of $8,800,000 for its working capital needs with a maturity date of September 30, 2024. The loan bores a fixed interest rate of 5.2% per annum. As of March 31, 2024, the outstanding balance is $4,685,998.

(e)	On October 9, 2023, Global Mofy China entered into a loan agreement with a third party, Moxing Shangxing Culture Media Studio (“Moxing”) to lend the maximum amount of $761,741 (or RMB5,500,000) for its working capital needs with a maturity date of October 9, 2024. The loan bores a fixed interest rate of 5.2% per annum. As of March 31, 2024, the outstanding balance is $261,070.

(f)	On October 17, 2023, Global Mofy Cayman entered into a loan agreement with a third party, SHH Holding (Hong Kong) Limited (“SHH”) to lend $200,000 for its working capital needs with a maturity date of October 17, 2024. The loan bores a fixed interest rate of 5.2% per annum.

For the six months ended March 31, 2024 and 2023, interest income related to the above loans amounted to $191,399 (or RMB1,379,298) and $22,686 (or RMB158,263), respectively.